Note 9 - Convertible Promissory Note (Detail)	3 Months Ended		9 Months Ended			70 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)
Debt Instrument, Convertible, Effective Interest Rate			3.25%	3.25%
Debt Instrument, Periodic Payment			$ 20,000	7,232.50
Derivative, Loss on Derivative	146,064		203,868			203,868
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 81,482	$ (18,000)	$ 86,052		$ (18,000)	$ 86,052
Derivative, Underlying Basis			2,472,089	2,472,089